Organization, Nature of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Organization, Nature of Business and Basis of Presentation

NOTE 1 – Organization, Nature of Business and Basis of Presentation

CXApp Inc. and its subsidiaries (“CXApp” or the “Company”) is in the business of delivering intelligent enterprise workplace experiences. The CXApp SaaS platform is anchored on the intersection of customer experience (CX) and artificial intelligence (AI) providing digital transformation for the physical workplace for enhanced experiences across people, places and things.

The CXApp SaaS platform offers a suite of leading-edge technology workplace experience solutions including an enterprise employee application, indoor mapping, on-device positioning, augmented reality technologies, generative AI applications and an AI-based analytics platform, targeting the emerging hybrid workplace market. CXApp creates a connected workplace by reducing app overload, data fragmentation, and complex workflows and streamlines all capabilities through The Workplace SuperApp. All features, services and integrations are housed in one easy-to-access platform allowing businesses to deliver a more holistic employee experience in a hybrid workplace.

On September 25, 2022, an Agreement and Plan of Merger (the “Merger Agreement”), was entered into by and among Inpixon, KINS, CXApp, and KINS Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of KINS (“Merger Sub”), pursuant to which KINS acquired Inpixon’s enterprise apps business (including its workplace experience technologies, indoor mapping, events platform, augmented reality and related business solutions) (“Legacy CXApp”) in exchange for the issuance of shares of KINS capital stock (the “Business Combination”). As a result of the Business Combination, KINS changed their name to CXApp Inc. (“CXApp”). The shares are now trading on the Nasdaq using the ticker CXAI. The transaction closed on March 14, 2023. See Note 3 for more details.

Unless the context otherwise requires, “we,” “us,” “our,” “CXApp” and the “Company” refer to CXApp Inc., a Delaware corporation, and its consolidated subsidiaries following the Business Combination (as defined below). Unless the context otherwise requires, references to “KINS” refer to KINS Technology Group Inc., a Delaware corporation (“KINS”), prior to the Business Combination. All references herein to the “Board” refer to the board of directors of the Company. “Legacy CXApp” refers to CXApp Holding Corp., a Delaware corporation and a wholly owned subsidiary of the Company, which the Company acquired through the Business Combination. Prior to the Separation (as defined below), Legacy CXApp was a wholly owned subsidiary of Inpixon, a Nevada corporation (“Inpixon”).

The Business Combination was accounted for using the acquisition method (as a forward merger), with goodwill and other identifiable intangible assets recorded in accordance with GAAP, as applicable. Under this method of accounting, the “Enterprise Apps Business” (formerly known as CXApp) is treated as the “acquired” company for financial reporting purposes. KINS (now known as CXApp Inc.) has been determined to be the accounting acquirer because KINS maintains control of the Board of Directors and management of the combined company.

NOTE 1 – Organization, Nature of Business and Basis of Presentation

CXApp Inc. and its subsidiaries (“CXApp” or the “Company”) is in the business of delivering intelligent enterprise workplace experiences. The CXApp SaaS platform is anchored on the intersection of customer experience (CX) and artificial intelligence (AI) providing digital transformation for the physical workplace for enhanced experiences across people, places and things.

The CXApp SaaS platform offers a suite of leading-edge technology workplace experience solutions including an enterprise employee application, indoor mapping, on-device positioning, augmented reality technologies, generative AI applications and an AI-based analytics platform, targeting the emerging hybrid workplace market. CXApp creates a connected workplace by reducing app overload, data fragmentation, and complex workflows and streamlines all capabilities through The Workplace SuperApp. All features, services and integrations are housed in one easy-to-access platform allowing businesses to deliver a more holistic employee experience in a hybrid workplace.

On September 25, 2022, an Agreement and Plan of Merger (the “Merger Agreement”) was entered into by and among Inpixon, KINS, CXApp, and KINS Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of KINS (“Merger Sub”), pursuant to which KINS acquired Inpixon’s enterprise apps business (including its workplace experience technologies, indoor mapping, events platform, augmented reality and related business solutions) (“Legacy CXApp”) in exchange for the issuance of shares of KINS capital stock (the “Business Combination”). As a result of the Business Combination, KINS changed their name to CXApp Inc. (“CXApp”). The shares are now trading on the Nasdaq using the ticker CXAI. The transaction closed on March 14, 2023. See Note 3 for more details.

Unless the context otherwise requires, “we,” “us,” “our,” “CXApp” and the “Company” refer to CXApp Inc., a Delaware corporation, and its consolidated subsidiaries following the Business Combination (as defined below). Unless the context otherwise requires, references to “KINS” refer to KINS Technology Group Inc., a Delaware corporation (“KINS”), prior to the Business Combination. All references herein to the “Board” refer to the board of directors of the Company. “Legacy CXApp” refers to CXApp Holding Corp., a Delaware corporation and a wholly owned subsidiary of the Company, which the Company acquired through the Business Combination. Prior to the Separation (as defined below), Legacy CXApp was a wholly owned subsidiary of Inpixon, a Nevada corporation (“Inpixon”).

The Business Combination was accounted for using the acquisition method (as a forward merger), with goodwill and other identifiable intangible assets recorded in accordance with GAAP, as applicable. Under this method of accounting, the “Enterprise Apps Business” (formerly known as CXApp) is treated as the “acquired” company for financial reporting purposes. KINS (now known as CXApp Inc.) has been determined to be the accounting acquirer because KINS maintains control of the Board of Directors and management of the combined company.